Equity (Details Textual) (USD $)	0 Months Ended		2 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended			0 Months Ended			42 Months Ended	0 Months Ended		18 Months Ended	8 Months Ended	0 Months Ended
	Apr. 25, 2013	Jul. 31, 2012	Mar. 04, 2014	Sep. 30, 2014	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Nov. 05, 2014	Oct. 31, 2014	Jan. 31, 2014	Apr. 25, 2013	May 07, 2014	Apr. 25, 2013	Sep. 30, 2014	Dec. 31, 2013	Nov. 05, 2013	Nov. 05, 2013	Sep. 17, 2014	Sep. 11, 2013	Aug. 28, 2008
Common Equity
Number of shares issued			28,100,000
Proceeds from Issuance of Common Stock					$ 698,113,000	$ 150,117,000	$ 326,979,103	$ 65,228,697	$ 32,581,944
Number of shares outstanding				128,551,153	128,551,153		49,893,502	13,376,868								128,551,153	49,893,502					100
Percentage of share offering price under distribution reinvestment plan	95.00%
Value of shares issued			287,800,000		776,611,000		365,650,196	74,442,100	37,385,365
Share Price				$ 10.28	$ 10.28											$ 10.28				$ 10.28	$ 10.28
Common Stock Subject to Redemption				1,100,000	1,100,000		200,000	400,000								1,100,000	200,000
Noncontrolling Interests
Percentage of noncontrolling interests based on total shares				3.00%	3.00%		8.00%									3.00%	8.00%
Percentage of noncontrolling interests based on weighted average shares				4.00%	4.00%		13.00%									4.00%	13.00%
Operating Partnership issued in exchange for certain properties							4,800,000
Partnership unit exchange in share					1		1
Period of unit outstanding					1 year		1 year
Number of limited partnership units related to redemption requests		11,907		0	0		0
Redemption value of limited partnership units		100,000
Redemption, percentage on contributed value		95.30%
Amount reclassified to noncontrolling interest							2,600,000
Temporary Equity							4,900,000										4,900,000
Subsequent Event
Common Equity
Number of shares issued										2,660,446
Proceeds from Issuance of Common Stock										26,000,000
Share Redemption Program [Member]
Preferred Equity
Stock redeemed during period					250,867		96,960
Common Equity
Value of shares issued							12,700,000	3,800,000
Maximum redemption percentage of weighted average shares outstanding					5.00%		5.00%
Stock redeemed during period					250,867		96,960
Stock redeemed, value					2,400,000		900,000
Shares subject to redemption requests				105,032	105,032		26,027									105,032	26,027
Common Stock Subject to Redemption				1,100,000	1,100,000		200,000									1,100,000	200,000
Share Redemption Program [Member] | Subsequent Event
Common Equity
Prior notice period to terminate plan											30 days	30 days
Share Redemption Program [Member] | Weighted Average [Member]
Common Equity
Share Price				$ 9.76	$ 9.76		$ 9.78									$ 9.76	$ 9.78
Share Redemption Program [Member] | Weighted Average [Member] | Subsequent Event
Common Equity
Share Price											10.08	9.49
Distribution Reinvestment Plan (IPO)
Common Equity
Number of shares issued													19,200,570
Proceeds from shares issued													191,500,000
Prior notice period to terminate plan	10 days
Shares registered in equity offering	7,500,000												7,500,000		7,500,000
Initial price of common stock per share under reinvestment plan	9.50
Value of shares issued							12,700,000	3,800,000
Distribution Reinvestment Plan (IPO) | Accounts Payable and Accrued Liabilities [Member]
Common Equity
Value of shares issued							200,000	400,000
Distribution Reinvestment Plan
Common Equity
Number of shares issued					109,353,472
Proceeds from Issuance of Common Stock																1,100,000,000
Proceeds from shares issued					1,100,000,000
Prior notice period to terminate plan														10 days	10 days
Shares registered in equity offering	7,500,000												7,500,000		7,500,000
Initial price of common stock per share under reinvestment plan															$ 9.50
Percentage of share offering price under distribution reinvestment plan															95.00%
Value Of Shares Registered Under Equity Offering														75,000,000
Value of shares issued					44,500,000		12,700,000
Distribution Reinvestment Plan | Accounts Payable and Accrued Liabilities [Member]
Common Equity
Value of shares issued					1,100,000		200,000
Follow-On Offering
Common Equity
Number of shares issued																	30,541,917
Proceeds from issuance of common stock																	313,000,000
Shares registered in equity offering	10,200,000												10,200,000		10,200,000
Percentage of share offering price under distribution reinvestment plan	95.00%														95.00%
Share in the Primary Public Offering	10.28														$ 10.28
Revised share offering price	9.77														$ 9.77
Private Offering
Common Equity
Proceeds from issuance of private placement					1,300,000,000		506,900,000
Series A Cumulative Exchangeable Preferred Units [Member] | SPT Griffin Holdings, LLC (Starwood) [Member] | Multi-State Portfolio 2013 [Member]
Preferred Equity
Amount of equity investment in Operating Partnership																		250,000,000.0	250,000,000.0
Number of preferred units issued in return for investment																		24,319,066	24,319,066
Liquidation distribution calculations - basis spread on LIBOR, Period one					7.25%		7.25%
Liquidation distribution calculations - basis spread on LIBOR, Period two					8.25%		8.25%
Liquidation distribution calculations - basis spread on LIBOR, Period three					9.25%		9.25%
Liquidation distribution calculations - basis spread on LIBOR, Period four					10.25%		10.25%
Distribution calculation - LIBOR floor																		0.25%	0.25%
Redemption Price Per Share																		$ 10.28	$ 10.28
Redemption Price Percentage																		1.81%	1.81%
Stock redeemed during period					0		0
Percentage of stock available to be redeemed after initial period																		75.00%	75.00%
Liquidation redemption period																		18 months	18 months
Percentage of stock available to be redeemed after next period																		25.00%	25.00%
Liquidation redemption period, all shares available to be redeemed					24 months													24 months	24 months
Maximum Senior Loan-to-Value Ratio				54.00%	54.00%											54.00%		54.00%	54.00%
Maximum Senior Loan-to-Value Ratio after preferred units issued				50.00%	50.00%											50.00%		50.00%	50.00%
Minimum debt yield				13.50%	13.50%											13.50%		13.50%	13.50%
Investment default period					60 months														60 months
Common Equity
Stock redeemed during period					0		0
Affiliated Entity [Member]
Noncontrolling Interests
Operating Partnership issued in exchange for certain properties					4,800,000
Unaffiliated Entity [Member]
Noncontrolling Interests
Operating Partnership issued in exchange for certain properties					$ 200,000